Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
Vessel operating expenses		$ 5,212	$ 4,571
General and administrative expenses (e)	[1]	$ 1,296	$ 1,063

[1]	General and administrative expenses:This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.